Note 7 - Shareholders' Deficit (Details Textual) - $ / shares			12 Months Ended
	Dec. 02, 2025	Feb. 12, 2025	Dec. 31, 2025	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2024
Common Stock, Shares Authorized			100	100
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Common Stock, Shares, Issued			100	100
Common Stock, Shares, Outstanding			100	100
Archimedes Tech SPAC Partners II Co
Preferred stock, Authorized (in shares)			1,000,000	1,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001		$ 0.0001
Preferred Stock, Shares Issued			0	0		0
Preferred stock, Outstanding (in shares)			0	0	0	0
Common Stock, Shares Authorized			400,000,000	400,000,000		400,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares, Issued			6,590,000	6,590,000		5,750,000
Common Stock, Shares, Outstanding			6,590,000	6,590,000		5,750,000
Temporary Equity, Shares Outstanding (in shares)			23,000,000	23,000,000		0
Class of Warrant or Right, Outstanding			11,920,000	11,920,000
Warrants and Rights, Maximum Period After Business Acquisition, Prospectus Issued	20 days
Warrants and Rights, Maximum Period After Business Combination, Failure to File Prospectus, Cashless Exercise	60 days
Warrants and rights, Redemption Notice Period	30 days
Public Warrants [Member] | Archimedes Tech SPAC Partners II Co
Class of Warrant or Right, Outstanding			11,500,000	11,500,000
Warrants and Rights, Exercisable, Period After Business Combination		30 days	30 days
Warrants and Rights, Exercisable, Period After IPO		12 months	12 months
Warrants and Rights Outstanding, Term		5 years
Warrants and Rights, Maximum Period After Business Acquisition, Prospectus Issued		20 days
Warrants and Rights, Maximum Period After Business Combination, Failure to File Prospectus, Cashless Exercise		60 days
Class of Warrant or Right, Redemption Price	$ 0.01	$ 0.01
Warrants and rights, Redemption Notice Period		30 days
Class of Warrant or Right, Redemption, Threshold Share Price	$ 18	$ 18
Class of Warrant or Right, Redemption, Threshold Consecutive Trading Days	20 days	20 days
Class of Warrant or Right, Redemption, Threshold Trading Days	30 days	30 days
Class of Warrant or Right, Cashless Redemption, Threshold Trading Days	10 days	10 days
Warrants and Rights, Adjustment of Exercise Price, Minimum Price of Issued Shares in Business Acquisition	$ 9.2	$ 9.2
Warrants and Rights, Adjustment of Exercise Price, Maximum Percentage of Equity Proceeds	60.00%	60.00%
Warrants and Rights, Adjustment of Exercise Price, Minimum Market Value	$ 9.2	$ 9.2
Class of Warrants or Rights, Adjustment of Exercise Price, Exercise Price, Percentage of Market Value or Newly Issued Price	115.00%	115.00%
Class of Warrants or Rights, Adjustment of Exercise Price, Redemption Threshold, Percentage of Market Value or Newly Issued Price	180.00%	180.00%
Private Placement Warrants [Member] | Archimedes Tech SPAC Partners II Co
Class of Warrant or Right, Outstanding			420,000	420,000